Earnings/(Loss) per share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings/(Loss) per share	Earnings per share
The computation of basic earnings/(loss) per share (“EPS/LPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. There were no dilutive instruments in the Predecessor period, but the effect of the convertible note in the Successor period is dilutive when the Company is in a profit-making position. Refer to Note 18 – ''Debt" for further details' on the instrument.
The components of the numerator for the calculation of basic and diluted EPS were as follows:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Profit (loss) from continuing operations	94	(36)	137	(32)	3,739
Loss from discontinued operations	—	—	—	—	(33)
Profit (loss) available to stockholders	94	(36)	137	(32)	3,706
Effect of dilution (interest on convertible bond)	2	—	3	—	—
Diluted profit available to stockholders	96	(36)	140	(32)	3,706
The components of the denominator for the calculation of basic and diluted EPS were as follows:

	Successor		Successor		Predecessor
(In millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Basic earnings per share:
Weighted average number of common shares outstanding	80	50	65	50	100
Diluted earnings per share:
Effect of dilution	3	—	3	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	83	50	68	50	100

The basic and diluted earnings per share were as follows:

	Successor		Successor		Predecessor
(In $)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Basic earnings per share from continuing operations	1.18	(0.72)	2.11	(0.64)	37.25
Diluted earnings per share from continuing operations	1.16	(0.72)	2.07	(0.64)	37.25

Basic earnings per share	1.18	(0.72)	2.11	(0.64)	36.92
Diluted earnings per share	1.16	(0.72)	2.07	(0.64)	36.92